EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 4,594
Equity pick-up from equity investees	$ 89	$ 104	188	$ 207
Investments, ending balance	4,113		4,113		$ 4,594
Joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			4,594	4,670	4,670
Equity pick-up from equity investees			188		446
Dividends received from equity investees			(669)		(520)
Shareholder loan repayment					(2)
Investments, ending balance	4,113		4,113		4,594
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			3,267	3,279	3,279
Equity pick-up from equity investees			66		219
Dividends received from equity investees			(549)		(231)
Shareholder loan repayment					0
Investments, ending balance	2,784		$ 2,784		3,267
Proportion of ownership interest in associate			45.00%
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 382	369	369
Equity pick-up from equity investees			73		159
Dividends received from equity investees			(70)		(146)
Shareholder loan repayment					0
Investments, ending balance	385		385		382
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			893	967	967
Equity pick-up from equity investees			49		68
Dividends received from equity investees			(50)		(142)
Shareholder loan repayment					0
Investments, ending balance	892		892		893
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			52	$ 55	55
Equity pick-up from equity investees			0		0
Dividends received from equity investees			0		(1)
Shareholder loan repayment					(2)
Investments, ending balance	$ 52		$ 52		$ 52